Real Estate Owned (Details) - Schedule of activity in real estate owned - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of activity in real estate owned [Abstract]
Balance at beginning of year	$ 640	$ 710
Loans transferred to real estate owned	358	304
Capitalized expenditures	1	44
Valuation adjustments	(19)	(36)
Disposals	(898)	(382)
Balance at end of year	$ 82	$ 640